Investor Class [Member] Expense Example - Investor Class [Member] - Harding Loevner Frontier Emerging Markets Portfolio - Investor	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 179
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,127
Expense Example, with Redemption, 10 Years	$ 2,471